Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 18, 2022 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jan. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted		0	745,769
Units vested		247,933	249,902
Value of unvested units accrued distribution | $		$ 260
Share-Based Payment Arrangement, Noncash Expense | $		3,786	$ 3,790	$ 2,043
Total compensation cost related to non vested awards | $		$ 3,769
Expected period of recognition for recognized compensation cost		1 year
Omnibus Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units authorized					1,045,000
Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units authorized					750,000
Amended and Restated Compensation Plan (the "Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted	743,800
Grant-date fair value | $ / shares	$ 15.18
Number of annual installments for awards vested	3
Units vested		247,933	247,933
Amended And Restated Compensation Plan ("the Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant-date fair value | $ / shares			$ 13.65
Units vested			1,969